Interim Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2018	€ 55,590	€ 41,553	€ 206,149	€ 25,667	€ (217,778)
Share-based payments	1,291			1,291
Total transactions with owners, recognized directly in equity	1,291			1,291
Loss for the period	(15,965)				(15,965)
Reduction of share premium by absorption of losses			(172,287)		172,287
Currency Translation differences	3			3
Total comprehensive loss for the period	(15,962)		(172,287)	3	156,322
Ending balance at Jun. 30, 2019	40,919	41,553	33,862	26,960	(61,456)
Capital increase	18,169	6,960	11,209
Transaction costs associated with capital increases	(1,721)		(1,721)
Share-based payments	1,484			1,484
Total transactions with owners, recognized directly in equity	17,932	6,960	9,488	1,484
Loss for the period	(12,667)				(12,667)
Currency Translation differences	(264)			(264)
Remeasurements of defined benefit obligation	(301)				(301)
Total comprehensive loss for the period	(13,232)			(264)	(12,968)
Ending balance at Dec. 31, 2019	45,619	48,513	43,349	28,181	(74,424)
Exercise of warrants	0
Share-based payments	1,289			1,289
Total transactions with owners, recognized directly in equity	1,289			1,289
Loss for the period	(16,597)				(16,597)
Currency Translation differences	7			7
Remeasurements of defined benefit obligation
Total comprehensive loss for the period	(16,590)			7	(16,597)
Ending balance at Jun. 30, 2020	€ 30,318	€ 48,513	€ 43,349	€ 29,477	€ (91,021)